Goodwill	12 Months Ended
Mar. 31, 2015
Goodwill [Abstract]
Goodwill

8. Goodwill

There was no impairment in goodwill for the year ended March 31, 2013. During the year ended March 31, 2014, the Company evaluated and identified an impairment loss of goodwill of $392 in relation to electronic division. The entire goodwill was fully impaired. Details of the goodwill are as follows:

Acquisitions	March 31,
	2014	2015

Electronic division	$393	$393
Metallic division	317	317
Foreign exchange differences	(1)	(1)
Impairment – electronic division	(392)	(392)
Impairment – metallic division	(317)	(317)
	$-	$-